SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	11 Months Ended
Dec. 02, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of computation of basic and diluted net loss per share

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

	For the Period from		For the Period from
	January 1,		August 20, 2020
	2021 through		(Inception) through
	December 2, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per common stock
Numerator:
Allocation of net loss, as adjusted	$(24,805,124)	$—	$—	$(2,286)
Denominator:
Basic and diluted weighted average stock outstanding	29,692,013	—	—	6,875,000
Basic and diluted net loss per common stock	$(0.84)	$—	$—	$(0.00)